DISCONTINUED OPERATIONS - Schedule of Assets and Liabilities (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2014	Dec. 31, 2013
Assets:
Deposits in real estate under contract	$ 82,145
Real estate held for sale	1,035,570
Assets of discontinued operations	1,117,715
Liabilities:
Accounts payables and accrued expenses	30,664	30,664	30,664
Liabilities of discontinued operations	$ 30,664	$ 30,664	$ 30,664